Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)	Common stocks

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2018	$126,045	$—	$1,221	$161	$16	$20,648	$148,091
Unclaimed dividend	—	—	—	—	2	—	2
Partial disposal of interests in subsidiaries	—	—	—	826	—	—	826
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	777	—	—	—	777
Share-based payment transactions of subsidiaries	—	—	11	—	—	—	11
Treasury stock transfer of subsidiaries	—	—	55	—	—	—	55
Balance on December 31, 2018	$126,045	$—	$2,064	$987	$18	$20,648	$149,762

Balance on January 1, 2019	$126,045	$—	$2,064	$987	$18	$20,648	$149,762
Unclaimed dividend	—	—	—	—	1	—	1
Share-based payment transactions of subsidiaries	—	—	(1)	—	—	—	(1)
Balance on December 31, 2019	$126,045	$—	$2,063	$987	$19	$20,648	$149,762

Balance on January 1, 2020	$126,045	$—	$2,063	$987	$19	$20,648	$149,762
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	26	—	—	—	26
Balance on December 31, 2020	$126,045	$—	$2,089	$987	$21	$20,648	$149,790

Appropriations of Earnings

The appropriations of the 2018 and 2019 earnings of Chunghwa approved by the stockholders in their meetings on June 21, 2019 and May 29, 2020 were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2018	For Fiscal Year 2019	For Fiscal Year 2018	For Fiscal Year 2019
Cash dividends	$34,746	$32,783	$4.479	$4.226

The appropriations of earnings for 2020 had been proposed by Chunghwa’s Board of Directors on February 23, 2021.  The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Cash dividends	$33,404	$4.306

Noncontrolling Interests

e.	Noncontrolling interests
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$8,470	$9,857	$10,115
Effect of retrospective application of IFRS 16	—	(20)	—
Beginning balance as adjusted	8,470	9,837	10,115
Attributable to noncontrolling interests
Net income for the year	1,024	974	1,285
Exchange differences arising from the translation of the net investment in foreign operations	(3)	8	(14)
Unrealized gain or loss on financial assets at FVOCI	(1)	(26)	(3)
Remeasurements of defined benefit pension plans	(9)	15	17
Income tax relating to remeasurements of defined benefit pension plans	3	(3)	(3)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method	1	(1)	(1)
Cash dividends distributed by subsidiaries	(958)	(710)	(775)
Partial disposal of interests in subsidiaries	349	—	—
Share-based payment transactions of subsidiaries	42	22	63
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	700	—	—
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	—	(2)
Other changes in additional paid-in capital of subsidiaries	—	—	—
Net increase (decrease) in noncontrolling interests	239	(1)	476
Ending balance	$9,857	$10,115	$11,158

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
2)	Unrealized gain or loss on financial assets at FVOCI
	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$883	$538	$735
Unrealized gain or loss for the year
Equity instruments	(345)	197	522
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	—	—	(17)
Ending balance	$538	$735	$1,240